7. Business Combination (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019
Recognized amount of identifiable assets acquired, and liabilities assumed:
Goodwill	$ 6,065,014	$ 6,203,194	$ 6,370,333
AMS [Member]
Consideration Paid:
Cash and cash equivalents	726,747
Common stock, 981,765 shares of CannapharmaRX common stock	1,612,600
Promissory note net of $697,083 discount	6,632,917
Fair value of total consideration	8,972,264
Recognized amount of identifiable assets acquired, and liabilities assumed:
Construction in progress	1,563,260
Accrued liabilities	(50,560)
Mortgage payable	(476,450)
Intangible assets	1,871,000
Recognized amount of identifiable assets acquired, and liabilities assumed	$ 8,972,264
Stock issued for acquisition, shares	981,765